T. ROWE PRICE Institutional Large-Cap Core Growth Fund
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.0%
COMMUNICATION
SERVICES 15.1%
Entertainment 1.8%
Netflix (1) 78,111 47,439
Sea, ADR (1) 115,462 6,202
53,641
Interactive Media & Services 12.4%
Alphabet, Class A (1) 267,455 40,367
Alphabet, Class C (1) 1,193,536 181,728
Meta Platforms, Class A  300,220 145,781
367,876
Wireless Telecommunication
Services 0.9%
T-Mobile U.S.  161,368 26,339
26,339
Total Communication Services 447,856
CONSUMER
DISCRETIONARY 14.0%
Automobiles 1.5%
Tesla (1) 247,564 43,519
43,519
Broadline Retail 8.3%
Amazon.com (1) 1,376,540 248,300
248,300
Hotels, Restaurants & Leisure 2.2%
Booking Holdings  6,797 24,659
Chipotle Mexican Grill (1) 10,595 30,797
DoorDash, Class A (1) 70,324 9,685
65,141
Specialty Retail 1.5%
Carvana (1)(2) 170,900 15,024
Ross Stores  117,837 17,293
TJX  124,875 12,665
44,982
Textiles, Apparel & Luxury
Goods 0.5%
Lululemon Athletica (1) 23,757 9,281
NIKE, Class B  61,886 5,816
15,097
Total Consumer Discretionary 417,039
CONSUMER STAPLES 1.3%
Consumer Staples Distribution &
Retail 0.6%
Dollar General  120,203 18,759
18,759
Food Products 0.2%
Mondelez International, Class A  96,015 6,721
6,721
Household Products 0.5%
Colgate-Palmolive  82,900 7,465
Shares/Par $ Value
(Cost and value in $000s)
‡
Procter & Gamble  40,107 6,508
13,973
Total Consumer Staples 39,453
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger  185,743 10,181
Total Energy 10,181
FINANCIALS 9.3%
Capital Markets 1.6%
Charles Schwab  142,047 10,276
Goldman Sachs Group  18,388 7,680
Morgan Stanley  131,720 12,403
MSCI  4,934 2,765
S&P Global  31,465 13,387
46,511
Financial Services 6.1%
Adyen (EUR) (1) 4,630 7,821
ANT Group, Acquisition Date:
8/14/23, Cost $2,519 (1)(3)(4) 2,518,496 2,540
Fiserv (1) 41,520 6,636
Mastercard, Class A  157,051 75,631
Visa, Class A  319,498 89,165
181,793
Insurance 1.6%
Chubb  115,644 29,967
Marsh & McLennan  82,542 17,002
46,969
Total Financials 275,273
HEALTH CARE 11.6%
Health Care Equipment &
Supplies 2.3%
Align Technology (1) 6,294 2,064
Intuitive Surgical (1) 113,211 45,181
Stryker  48,218 17,256
Teleflex  13,720 3,103
67,604
Health Care Providers &
Services 3.4%
Elevance Health  23,007 11,930
Humana  33,546 11,631
UnitedHealth Group  157,623 77,976
101,537
Health Care Technology 0.2%
Veeva Systems, Class A (1) 28,159 6,524
6,524
Life Sciences Tools & Services 1.7%
Danaher  68,241 17,041
Thermo Fisher Scientific  56,959 33,105
50,146
Pharmaceuticals 4.0%
AstraZeneca, ADR  87,351 5,918
Eli Lilly  130,353 101,409

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  75,031 12,696
120,023
Total Health Care 345,834
INDUSTRIALS & BUSINESS
SERVICES 2.3%
Aerospace & Defense 0.3%
TransDigm Group  6,511 8,019
8,019
Commercial Services &
Supplies 0.3%
Cintas  8,515 5,850
Veralto  26,470 2,347
8,197
Ground Transportation 0.4%
Old Dominion Freight Line  48,712 10,683
10,683
Industrial Conglomerates 1.3%
General Electric  104,932 18,419
Roper Technologies  34,904 19,575
37,994
Total Industrials & Business Services 64,893
INFORMATION
TECHNOLOGY 41.5%
Electronic Equipment, Instruments
& Components 0.3%
TE Connectivity  59,865 8,695
8,695
IT Services 1.1%
MongoDB (1) 35,836 12,852
Shopify, Class A (1) 214,312 16,538
Snowflake, Class A (1) 30,741 4,968
34,358
Semiconductors & Semiconductor
Equipment 13.1%
Advanced Micro Devices (1) 121,011 21,841
ASML Holding  39,057 37,903
Lam Research  5,809 5,644
Monolithic Power Systems  24,156 16,364
NVIDIA  323,075 291,918
Taiwan Semiconductor Manufacturing,
ADR  83,751 11,394
Texas Instruments  25,733 4,483
389,547
Software 19.4%
Atlassian, Class A (1) 40,561 7,914
BILL Holdings (1) 71,255 4,897
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $6,320 (1)(3)(4) 3,708 3,955
Confluent, Class A (1) 126,702 3,867
Crowdstrike Holdings, Class A (1) 22,060 7,072
Datadog, Class A (1) 42,225 5,219
Fortinet (1) 28,700 1,960
Gusto, Acquisition Date: 10/4/21,
Cost $2,093 (1)(3)(4) 72,683 1,118
Intuit  48,772 31,702
Shares/Par $ Value
(Cost and value in $000s)
‡
Microsoft  969,876 408,046
ServiceNow (1) 87,965 67,065
Synopsys (1) 60,433 34,537
577,352
Technology Hardware, Storage &
Peripherals 7.6%
Apple  1,321,434 226,600
226,600
Total Information Technology 1,236,552
MATERIALS 0.9%
Chemicals 0.9%
Linde  29,254 13,583
Sherwin-Williams  38,728 13,452
Total Materials 27,035
UTILITIES 0.7%
Electric Utilities 0.7%
Constellation Energy  115,606 21,370
Total Utilities 21,370
Total Common Stocks (Cost
$855,722) 2,885,486
CONVERTIBLE PREFERRED STOCKS 0.4%
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)(3)
(4) 233 249
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $45 (1)(3)(4) 26 28
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4 (1)(3)(4) 2 2
Databricks, Series G, Acquisition Date:
2/1/21, Cost $1,958 (1)(3)(4) 33,114 2,434
Databricks, Series H, Acquisition Date:
8/31/21, Cost $5,925 (1)(3)(4) 80,631 5,926
Databricks, Series I, Acquisition Date:
9/14/23, Cost $542 (1)(3)(4) 7,379 542
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(3)(4) 98,373 1,513
Total Information Technology 10,694
Total Convertible Preferred Stocks
(Cost $11,861) 10,694
CORPORATE BONDS 0.3%
Carvana, 12.00%, 12/1/28, (12.00%
PIK) (5)(6) 2,056,600 2,010
Carvana, 13.00%, 6/1/30, (13.00%
PIK) (5)(6) 3,098,225 3,029
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (5)(6) 3,681,735 3,700
Total Corporate Bonds (Cost $7,762) 8,739

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 5.39% (7)(8) 16,101,389 16,101
Total Short-Term Investments (Cost
$16,101) 16,101
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve
Fund, 5.39% (7)(8) 14,188,973 14,189
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 14,189
Total Securities Lending Collateral
(Cost $14,189) 14,189
Total Investments in
Securities 98.7%
(Cost $905,635) $ 2,935,209
Other Assets Less Liabilities 1.3% 39,131
Net Assets 100.0% $ 2,974,340
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $18,307 and represents 0.6% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,739 and represents
0.3% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 184++
Totals $ —# $ — $ 184+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 18,396  ¤  ¤ $ 30,290
Total $ 30,290^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $184 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $30,290.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,870,052 $ 7,821 $ 7,613 $ 2,885,486
Convertible Preferred Stocks — — 10,694 10,694
Corporate Bonds — 8,739 — 8,739
Short-Term Investments 16,101 — — 16,101
Securities Lending Collateral 14,189 — — 14,189
Total $ 2,900,342 $ 16,560 $ 18,307 $ 2,935,209

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E148-054Q1 03/24